Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares	Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the information for the past four fiscal years of: (i) the “Summary compensation table” total compensation (see page 77) for our principal executive officer (“PEO”) and, on an average basis, our NEOs other than the PEO (“Non-PEO NEOs”), (ii) the “compensation actually paid” to our PEO and, on an average basis, our Non-PEO NEOs (in each case, as determined in accordance with SEC rules), (iii) our total shareholder return, (iv) our peer group total shareholder return, (v) our net income, and (vi) our company selected measure, PARSU EPS (as defined below).

	Summary compensation table total for PEO(1)(2)	Compensation actually paid to PEO (1)(3)(10)	Average Summary compensation table total for non-PEO NEOs(1)(4)	Average compensation actually paid to non-PEO NEOs(1)(3)(10)	Value of initial fixed $100 investment based on:		Net income ($ millions)(7)	PARSU EPS (Non-GAAP)(8)(9)
Fiscal year					Total shareholder return(5)	Peer group total shareholder return(6)
2025	$23,103,812	$9,882,169	$7,048,359	$3,249,840	$181.93	$318.88	$2,529	$3.49
2024	$19,360,127	$29,853,865	$6,615,672	$8,894,810	$224.42	$231.83	$2,775	$3.33
2023	$19,458,516	$12,858,682	$7,130,448	$5,326,330	$160.80	$153.29	$3,263	$3.21
2022	$21,079,926	$11,845,017	$8,502,262	$(177,623)	$162.73	$117.16	$3,132	$3.91
2021	$20,733,806	$39,088,555	$8,703,097	$17,988,299	$173.59	$146.93	$6,541	$4.12

Company Selected Measure Name	PARSU EPS
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Fiscal year	PEO	Non-PEO NEOs
2025	Enrique Lores	Karen Parkhill, Alex Cho, David McQuarrie, Julie Jacobs
2024	Enrique Lores	Karen Parkhill, Tuan Tran, Alex Cho, David McQuarrie, Tim Brown, Marie Myers
2023	Enrique Lores	Marie Myers, Tuan Tran, Alex Cho, Julie Jacobs
2022	Enrique Lores	Marie Myers, Christoph Schell, Tuan Tran, Alex Cho, Julie Jacobs
2021	Enrique Lores	Marie Myers, Christoph Schell, Tuan Tran, Alex Cho

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Sector index for the period beginning on the last trading day of the fiscal year ending October 31, 2020 and ending on October 31 of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 23,103,812	$ 19,360,127	$ 19,458,516	$ 21,079,926	$ 20,733,806
PEO Actually Paid Compensation Amount	$ 9,882,169	29,853,865	12,858,682	11,845,017	39,088,555
Adjustment To PEO Compensation, Footnote	The following tables illustrate the adjustments to the “Fiscal 2025 summary compensation table” total compensation for our PEO, as well as the average as a group for our Non-PEO NEOs, to determine compensation actually paid during fiscal 2025, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during fiscal 2025.

Reconciliation of Summary compensation table total to compensation actually paid for PEO	Fiscal year 2025 ($)
Summary compensation table total	$23,103,812
Minus: Grant Date Fair Value Amounts of “Stock Awards” Granted in Fiscal Year as Reported in the Summary Compensation Table	$(19,339,966)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$12,043,780
Plus: Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(5,104,749)
Plus: Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,400,424
Plus: Change in Fair Value From Prior Fiscal Year-End to Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(2,964,230)
Plus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Plus: Value of Dividends or other Earnings Paid on Option or Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$743,097
Compensation Actually Paid	$9,882,169

Non-PEO NEO Average Total Compensation Amount	$ 7,048,359	6,615,672	7,130,448	8,502,262	8,703,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,249,840	8,894,810	5,326,330	(177,623)	17,988,299
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of average Summary compensation table total to average compensation actually paid for non-PEO NEOs	Fiscal year 2025 ($)
Average Summary compensation table total	$7,048,359
Minus: Average Grant Date Fair Value of “Stock Awards” Granted in Fiscal Year as reported in the Summary Compensation Table	$(5,009,805)
Minus: Average Amount in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(3,053)
Plus: Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$3,308,092
Plus: Average Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(1,608,213)
Plus: Average Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$230,299
Plus: Average Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(980,362)
Plus: Average Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Plus: Average Value of Dividends or other Earnings Paid on Option or Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$264,522
Average Compensation Actually Paid	$3,249,840

Equity Valuation Assumption Difference, Footnote
For purposes of the above adjustments, the fair values of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes and valuation assumptions that did not materially differ from those disclosed as of the grant date. For more information, please see Note 5 to our financial statements in our Annual Report on Form 10-K and the footnotes to the “Fiscal 2025 summary compensation table” of this proxy statement.

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:
CAP vs. TSR

Company TSR	Peer Group TSR
Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEO)

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income:
CAP vs. Net Income

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEO)	Net Income (millions)

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our PARSU EPS:
CAP vs. Company-Selected Metric (PARSU EPS)

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEO)	Company Selected Metric (Non-GAAP PARSU EPS)

Tabular List, Table	PARSU EPS *Revenue *Operating Profit *Free Cash Flow
Total Shareholder Return Amount	$ 181.93	224.42	160.80	162.73	173.59
Peer Group Total Shareholder Return Amount	318.88	231.83	153.29	117.16	146.93
Net Income (Loss)	$ 2,529,000,000	$ 2,775,000,000	$ 3,263,000,000	$ 3,132,000,000	$ 6,541,000,000
Company Selected Measure Amount | $ / shares	3.49	3.33	3.21	3.91	4.12
PEO Name	Enrique Lores
Additional 402(v) Disclosure	Amounts in this column reflect the “Summary compensation table” total compensation for our PEO for each corresponding fiscal year.Amounts in this column reflect the average as a group of the “Summary compensation table” total compensation for our Non-PEO NEOs for each corresponding fiscal year. TSR represents the cumulative return on a fixed investment of $100 in the common stock of HP Inc., for the period beginning on the last trading day of the fiscal year ending October 31, 2020 and ending on October 31 of the applicable fiscal year, assuming reinvestment of dividends. The dollar amounts reported in this column represent the net income reflected in the Company’s audited financial statements for the applicable fiscal year.The Company has determined that the EPS measure the Company uses for PARSU measurement, which we refer to as “PARSU EPS”, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance. PARSU EPS is a non-GAAP financial measure, which is calculated as described in “Compensation discussion and analysis—Determination of fiscal 2025 executive compensation—Long-term incentive compensation—Fiscal 2025 awards--2025 PARSUs.”The actual EPS performance achievement results were adjusted from $4.08 to $4.12 in fiscal 2021 and $4.01 to $3.91 in fiscal 2022 in connection with the revision of financial statements described in HP’s Form 10-Q for the fiscal quarter ended July 31, 2023. (10)Numbers in this column for fiscal 2024 have been revised from the numbers previously reported in last year's Pay versus Performance Table in order to correct an administrative error in the compensation actually paid calculation related to the remeasurement of equity awards at year end for 2024.
Earnings Per Share, Revision Of Prior Period, Previously Reported | $ / shares		$ 4.01
Earnings Per Share | $ / shares		$ 3.91
Measure:: 1
Pay vs Performance Disclosure
Name	*PARSU EPS
Measure:: 2
Pay vs Performance Disclosure
Name	*Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	*Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	*Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,339,966)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,043,780
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,104,749)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,400,424
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,964,230)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,097
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,053)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,009,805)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,308,092
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,608,213)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,299
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(980,362)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 264,522